WARRANTS (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Expected Dividend Yield	0.00%
Expected volatility	57.76%	57.76%
Risk-Free Rate	4.61%	4.04%
Expected life of warrants	1 year 6 months 7 days	2 years 4 months 6 days
AMERICAN ACQUISITION OPPORTUNITY INC.
Expected Dividend Yield		0.00%	0.00%
Expected volatility		1.55%	11.10%
Risk-Free Rate		4.27%	1.20%
Expected life of warrants		2 years 8 months 19 days	4 years 3 months 18 days